Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2019
Allowance for doubtful accounts at beginning of period					$ (693)
Allowance for doubtful accounts at end of period	$ (1,025)				(1,025)
Successor [Member]
Allowance for doubtful accounts at beginning of period	(450)				(693)
Add: additional allowance for the year	(444)				(920)
Less: write-off of doubtful accounts	(131)				588
Allowance for doubtful accounts at end of period	$ (1,025)				$ (1,025)
Predecessor [Member] | NPS Holdings Limited [Member]
Allowance for doubtful accounts at beginning of period			$ (6,508)	(4,106)
Add: additional allowance for the year				(2,402)
Less: write-off of doubtful accounts
Allowance for doubtful accounts at end of period				$ (6,508)